SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Lease
Operating leases, Remaining of year	$ 54,879
Finance leases, Remaining of year
Operating leases, Year 1	4,808,044	4,610,940
Finance leases, Year 1	144,356	141,672
Operating leases, Year 2	5,156,275	4,952,697
Finance leases, Year 2
Operating leases, Year 3	1,709,612	1,650,899
Finance leases, Year 3
Operating leases, Year 4	1,682,172	1,650,899
Finance leases, Year 4
Operating leases, Thereafter	20,186,064	19,810,789
Finance leases, Thereafter
Operating leases, Total future lease payments	33,597,046	32,676,224
Finance leases, Total future lease payments	144,356	141,672
Operating leases, Less: imputed interest	(10,304,660)	(10,730,001)
Finance leases, Less: imputed interest	(6,504)	(10,038)
Operating leases, Present value of lease liabilities	23,292,386	21,946,223
Finance leases, Present value of lease liabilities	$ 137,852	$ 131,635